Document and Entity Information	Apr. 30, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001989817
Document Type	8-K
Document Period End Date	Apr. 30, 2024
Entity Registrant Name	HPS Corporate Capital Solutions Fund
Entity Incorporation State Country Code	DE
Entity File Number	000-56614
Entity Tax Identification Number	93-6616284
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false